Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

 Cash and cash equivalents consisted of the following:

	As of March 31,
	2018	2019
	$	$

Cash on hand	2	1
Bank deposits	9,347	6,874
Short term investments	1,918	1,952
	11,267	8,827

Short term investments are highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less.